Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Capital stock [Member]	Contributed surplus [Member]	Options [Member]	Warrants [Member]	Restricted Share Units [Member]	Convertible debentures [Member]	Deficit [Member]	Total
Beginning Balance at Mar. 31, 2019	$ 73,361,133	$ 9,001,467	$ 9,184,852	$ 199,117	$ 0	$ 0	$ (93,726,663)	$ (1,980,094)
Beginning Balance (shares) at Mar. 31, 2019	43,941,536
Loss and comprehensive loss for the year							(4,633,494)	(4,633,494)
Convertible debentures						2,762,927		2,762,927
Shares issued	$ 25,149,059							25,149,059
Shares issued (shares)	51,503,003
Options exercised	$ 118,350		(47,279)					71,071
Options exercised (shares)	173,000
Options forfeited		29,394	(29,394)
Warrants exercised	$ 816,482			(284,538)				531,944
Warrants exercised (shares)	1,182,099
Warrants issued				2,030,058				2,030,058
Warrant adjustment				85,421				85,421
Share issue costs	$ (1,398,921)							(1,398,921)
Warrant issue costs				(237,890)				(237,890)
Stock-based compensation expense			565,642					565,642
Ending Balance at Mar. 31, 2020	$ 98,046,103	9,030,861	9,673,821	1,792,168	0	2,762,927	(98,360,157)	22,945,723
Ending Balance (shares) at Mar. 31, 2020	96,799,638
Loss and comprehensive loss for the year							(617,492)	(617,492)
Conversion of convertible debentures	$ 9,809,012					(2,762,927)		7,046,085
Conversion of convertible debentures (shares)	9,047,601
Options exercised	$ 72,735		(33,635)					39,100
Options exercised (shares)	90,884
Options expired		5,027,793	(5,027,793)
Warrants exercised	$ 6,183,270			(1,196,762)				4,986,508
Warrants exercised (shares)	2,493,254
Share issue costs	$ (4,284)							(4,284)
Warrant issue costs				(785)				(785)
Stock-based compensation expense			1,878,144					1,878,144
Ending Balance at Mar. 31, 2021	$ 114,106,836	14,058,654	6,490,537	594,621	0	0	(98,977,649)	36,272,999
Ending Balance (shares) at Mar. 31, 2021	108,431,377
Loss and comprehensive loss for the year							(10,258,407)	(10,258,407)
Options exercised	$ 197,481		(136,957)					60,524
Options exercised (shares)	191,615
Options expired		505,947	(505,947)
Options forfeited		755,130	(755,130)
RSUs granted					12,078			12,078
Warrants exercised	$ 262,260			(50,760)				211,500
Warrants exercised (shares)	105,750
Warrants expired		543,861		(543,861)
Stock-based compensation expense			1,948,546					1,948,546
Ending Balance at Mar. 31, 2022	$ 114,566,577	$ 15,863,592	$ 7,041,049	$ 0	$ 12,078	$ 0	$ (109,236,056)	$ 28,247,240
Ending Balance (shares) at Mar. 31, 2022	108,728,742